Goodwill (Details)		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 03, 2021 USD ($) item $ / shares shares	Aug. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Apr. 25, 2024 USD ($)	Aug. 31, 2023 USD ($)
Goodwill
Impairment of goodwill					$ 15,082,026	$ 6,372,394
Goodwill								$ 7,152,524
Expected annual incremental sales increases			20.00%	20.00%
EBR
Goodwill
Shares issued | shares	7,858,078
Shares outstanding | shares	7,858,078
Number of operating fleet over ships in California | item	20
Cash consideration	$ 4,582,367
Share Consideration	$ 2,874,000
Shares Issued | shares	211
Per share value | $ / shares	$ 13,621.5
Nautical Ventures Group Cash Generating Unit
Goodwill
Impairment of goodwill					15,082,026
Goodwill					$ 0
Long term growth rate					15.30%
Nautical Ventures Group Cash Generating Unit | Minimum
Goodwill
Post tax discount rate					14.50%
Nautical Ventures Group Cash Generating Unit | Maximum
Goodwill
Post tax discount rate					16.00%
Nautical Ventures Group Cash Generating Unit | Arithmetic Average
Goodwill
Long term growth rate					2.00%
Boat rental operation CGU
Goodwill
Impairment of goodwill				$ 3,149,595		3,222,799
Goodwill		$ 0	$ 4,002,929	$ 4,002,929		$ 0	$ 3,222,799	$ 7,152,524
Post tax discount rate		29.00%	28.00%	28.00%		29.00%
Long term growth rate			2.00%	2.00%
Expected Working Capital Cash Absorption Ratio		10.00%
Boat rental operation CGU | Remainder of 2024
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			12.70%
Expected annual capital expenditure needs for the CGU			$ 56,500	$ 56,500
Boat rental operation CGU | 2027
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues		(11.00%)	15.80%
Expected annual capital expenditure needs for the CGU		$ 185,000	$ 126,000	126,000		$ 185,000
Boat rental operation CGU | 2028
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues		4.00%	19.30%
Expected annual capital expenditure needs for the CGU		$ 98,040	$ 346,800	346,800		98,040
Boat rental operation CGU | 2027 and thereafter
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues		10.00%
Boat rental operation CGU | 2027
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			19.90%
Expected annual capital expenditure needs for the CGU		$ 47,000	$ 594,259	594,259		47,000
Boat rental operation CGU | 2028
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			20.70%
Expected annual capital expenditure needs for the CGU		63,000	$ 229,820	229,820		63,000
Boat rental operation CGU | 2029 and thereafter
Goodwill
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			21.50%
Boat rental operation CGU | 2029
Goodwill
Expected annual capital expenditure needs for the CGU		71,000	$ 234,310	234,310		71,000
Boat rental operation CGU | Thereafter
Goodwill
Expected annual capital expenditure needs for the CGU		$ 71,680	$ 238,876	$ 238,876		$ 71,680